INCOME TAXES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal income tax benefit attributable to:
Current Operations	$ 613,151	$ 343,101	$ 343,275	$ 133,030
Less: Valuation Allowance	(613,151)	(343,301)	343,275	133,030
Net provision for Federal income taxes